Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 1,892		$ 1,024
Prepaid Insurance	1,279
Prepaid manufacturing expenses	1,530
Prepaid contract research costs	201	$ 262	169
Research and development tax credit	248	579	1,131
Value added tax receivable	6,145	5,633	4,315
Deferred financing costs	222	3,855	38
Income tax receivable	210
Investment tax credit receivable	1,316
Prepaid expenses and other current assets	$ 13,043	14,203	$ 6,677
New Gelesis Inc [Member]
Prepaid expenses		982
Prepaid Insurance		55
Prepaid manufacturing expenses		2,624
Income tax receivable		$ 213